Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2019	$ 11,641	$ 6,734,681	$ 262,954	$ 1,948,804	$ (280,345)	$ (178,806)	$ 8,498,929
Balance (shares) at Dec. 31, 2019	11,640,820
Increase (Decrease) in Stockholders' Equity
Proceeds from Regulation S Offering, net of cost	$ 34	110,713					110,747
Proceeds from Regulation S Offering, net of cost (shares)	34,396
Comprehensive income (loss):
Net income (loss)			64,186	193,853		(4,146)	253,893
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					242,787	9,132	251,919
Balance at Dec. 31, 2020	$ 11,675	6,845,394	327,140	2,142,657	(37,558)	(173,820)	9,115,488
Balance (shares) at Dec. 31, 2020	11,675,216
Comprehensive income (loss):
Deconsolidated noncontrolling interest				(179,730)		179,730
Net income (loss)				(2,245,718)		(7,048)	(2,252,766)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					100,461	(5,767)	94,694
Balance at Dec. 31, 2021	$ 11,675	6,845,394	327,140	(282,791)	62,903	(6,905)	6,957,416
Balance (shares) at Dec. 31, 2021	11,675,216
Comprehensive income (loss):
Acquired noncontrolling interest				(7,048)	143	$ 6,905
Deconsolidated noncontrolling interest				240,933	(13,934)		226,999
Net income (loss)				(2,154,084)			(2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(101,200)		(101,200)
Balance at Dec. 31, 2022	$ 11,675	$ 6,845,394	$ 327,140	$ (2,202,990)	$ (52,088)		$ 4,929,131
Balance (shares) at Dec. 31, 2022	11,675,216